Loans Receivable, Net (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	$ 181,556,785	$ 154,719,734
Guarantee backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	80,468,274	84,557,584
Pledged assets backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	92,890,138	64,881,918
Collateral backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	8,198,373	5,280,232
Business loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	56,215,822	58,387,204
Business loans [Member] | Guarantee backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	36,515,140	44,114,593
Business loans [Member] | Pledged assets backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	13,861,166	11,392,746
Business loans [Member] | Collateral backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	5,839,516	2,879,865
Personal loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	125,340,963	96,332,530
Personal loans [Member] | Guarantee backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	43,953,134	40,442,991
Personal loans [Member] | Pledged assets backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	79,028,972	53,489,172
Personal loans [Member] | Collateral backed loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total analysis of loans by collateral	$ 2,358,857	$ 2,400,367